Deferred Policy Acquisition Costs and Value of Business Acquired (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Policy Acquisition Costs and Value of Business Acquired [Abstract]
Beginning Balance of DAC	$ 13,377	$ 13,551	$ 13,638
Beginning Balance of VOBA	11,088	2,864	3,491
Balance, beginning of period	24,465	16,415	17,129
Capitalizations of DAC	5,558	2,770	2,502
Acquisitions of VOBA	11	9,210
Subtotal of DAC	18,935	16,321	16,140
Subtotal of VOBA	11,099	12,074	3,491
Subtotal	30,034	28,395	19,631
Net investment gains (losses) of DAC	(478)	(92)	568
Net investment gains (losses) of VOBA	(49)	(16)	87
Net investment gains (losses)	(527)	(108)	655
Other expenses of DAC	(2,614)	(1,875)	(1,445)
Other expenses of VOBA	(1,757)	(494)	(265)
Other expenses	(4,371)	(2,369)	(1,710)
Total amortization of DAC	(3,092)	(1,967)	(877)
Total amortization of VOBA	(1,806)	(510)	(178)
Amortization of DAC and VOBA	(4,898)	(2,477)	(1,055)
Unrealized investment gains (losses) of DAC	(427)	(1,043)	(1,850)
Unrealized investment gains (losses) of VOBA	(361)	(125)	(505)
Unrealized investment gains (losses)	(788)	(1,168)	(2,355)
Effect of foreign currency translation and other of DAC	(176)	66	138
Effect of foreign currency translation and other of VOBA	447	(351)	56
Effect of foreign currency translation and other	271	(285)	194
Ending Balance of DAC	15,240	13,377	13,551
Ending Balance of VOBA	9,379	11,088	2,864
Balance, end of period	$ 24,619	$ 24,465	$ 16,415